Long-Term Debt and Financial Liabilities, 16.2 Million Euro Term Loan (Details) - 16.2 Million Euro Term Loan [Member]	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 EUR (€)
Debt Instruments [Abstract]
Face amount	$ 17,450,000		€ 16,210,000
Nominal fixed interest rate	1.73%		1.73%
Frequency of periodic payment	quarterly	quarterly
Installment payment	$ 264,833	€ 225,139